Average Annual Total Returns - SA Invesco Growth Opportunities Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	55.83%	19.97%	15.01%	55.67%	19.78%	14.84%	55.41%	19.66%	14.72%	34.63%	16.36%	13.48%